PREFERRED STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	50,000,000	50,000,000
San Diego Gas and Electric Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	45,000,000
Preferred stock redeemed			$ 82
Accrued preferred stock dividends at redemption date			1
Contingently redeemable preferred stock, call premium	$ 0	$ 0	$ 3
San Diego Gas and Electric Company [Member] | Maximum [Member]
Preferred Stock [Line Items]
Preferred Stock, Redemption Price Per Share			$ 20.25
San Diego Gas and Electric Company [Member] | Minimum [Member]
Preferred Stock [Line Items]
Preferred Stock, Redemption Price Per Share			$ 26
Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000
So Cal Gas Series Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000
So Cal Gas Series Preferred Stock [Member] | Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000
Preferred Stock, Value, Outstanding	$ 22	22
Twenty Five Dollar Par, Six Percent Series [Member] | Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 25
Preferred Stock, Shares Outstanding	79,011
Preferred Stock, Value, Outstanding	$ 3	3
Twenty Five Dollar Par, Six Percent Seriesa [Member] | Utility Subsidiaries [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	783,032
Twenty Five Dollar Par, Six Percent Seriesa [Member] | Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 25
Preferred Stock, Value, Outstanding	$ 19	19
Preferred Stock, Liquidation Preference Per Share	$ 25
So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member]
Preferred Stock [Line Items]
Preferred Stock, Value, Outstanding	$ (2)	(2)
So Cal Gas Preferred Stock Owned By Pacific Enterprises [Member] | Southern California Gas Company [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	50,970
Preferred Stock Of Subsidiaries [Member]
Preferred Stock [Line Items]
Preferred Stock, Value, Outstanding	$ 20	$ 20